Right-of-use asset and lease liability: - Lease liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease liability:
Balance at the beginning	$ 871	$ 503
Additions to lease liability	758	545
Interest expense	41	29
Principal repayment	(331)	(209)
Foreign exchange (gain) loss	(56)	3
Balance at the end	1,283	871
Current portion of lease liability	351	254
Non-current portion of lease liability	$ 932	$ 617
Remaining life of property leases	5 years 8 months 12 days
USA
Lease liability:
Incremental borrowing rate	6.15%
CALIFORNIA
Lease liability:
Remaining life of property leases	2 years
Incremental borrowing rate	3.50%
IFRS Adjustment | CALIFORNIA
Lease liability:
Incremental borrowing rate	5.00%